Related Party Transactions - Schedule of Due From Related Parties (Details) - USD ($)		Jul. 31, 2025	Jul. 31, 2024
Asia International Securities Exchange Co Ltd [Member]
Accounts receivable:
Accounts and Other Receivables, Net, Current			$ 200,000
Other receivable:
Due from related parties	[1]		900,000
Related Party [Member]
Accounts receivable:
Accounts and Other Receivables, Net, Current			200,000
Other receivable:
Due from related parties			$ 900,000

[1]	The balance due from Asia International Securities Exchange Co., Ltd. represented a prepayment for security purchase. However the transaction was subsequently cancelled. The Company fully collected the prepayments.